Putnam Investments
One Post Office Square
Boston, MA 02109
March 19, 2014

Securities and Exchange Commission

Division of Investment Management

100 F Street NE

Washington, DC 20549

Re:	Putnam Variable Trust (the “Fund”) (Reg. No. 33-17486) (No. 811-05346) (the “Trust”)

Ladies and Gentlemen:

We are filing today through the EDGAR system, on behalf of the Fund, pursuant to Rule 497 under the Securities Act of 1933, as amended, an interactive data form with risk/return summary information that has been amended pursuant to a prospectus supplement of the Fund dated February 28, 2014.

Any comments or questions concerning this filing should be directed to me at 1-800-225-2465, ext.11563.

Very truly yours,

Ryan Leary
Legal product Specialist

cc:	Jesse D. Ritter, Esq., Putnam Investments
James E. Thomas, Esq., Ropes & Gray LLP